DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of Disposal Group Classified as Held For Sale

	At December 31,
(in millions of Euros)	2023	2022
Assets of disposal group classified as held for sale
Cash and cash equivalents	—	1
Trade receivables and other	—	6
Inventories	—	5
Deferred tax assets	—	2
Total assets of disposal group classified as held for sale	—	14
Liabilities of disposal group classified as held for sale
Trade payables and other	—	8
Pensions and other post-employment benefit obligations	—	2
Total liabilities of disposal group classified as held for sale	—	10